Business Overview, Going Concern and Summary of Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Business Overview, Going Concern and Summary of Accounting Policies

Note 2—Significant Accounting Policies

Cash and Cash Equivalents. Opexa considers all highly liquid investments with an original maturity of three months or less, when purchased, to be cash equivalents. Investments with maturities in excess of three months but less than one year are classified as short-term investments and are stated at fair market value.

Opexa primarily maintains cash balances on deposit in accounts at a U.S.-based financial institution. The aggregate cash balance on deposit in these accounts is insured by the Federal Deposit Insurance Corporation up to $250,000. Opexa’s cash balances on deposit in these accounts may, at times, exceed the federally insured limits. Opexa has not experienced any losses in such accounts.

As of March 31, 2017, Opexa had approximately $1.8 million in a savings account. For the three months ended March 31, 2017, the savings account recognized an average market yield of 0.06%. Interest income of $336 was recognized for the three months ended March 31, 2017 in the consolidated statements of operations.

Recent Accounting Pronouncements. The Company has implemented all new accounting pronouncements that are in effect and that may impact its consolidated financial statements. Management has also considered all recent accounting pronouncements issued since the last audit of the Company’s financial statements. The Company’s management believes that these recent pronouncements will not have a material effect on the Company’s financial statements.

Note 1—Business Overview, Going Concern and Summary of Accounting Policies

Description of Business. Opexa Therapeutics, Inc. (“Opexa” or “the Company”) was initially incorporated as Sportan United Industries, Inc. (“Sportan”) in Texas in March 1991. In June 2004, PharmaFrontiers Corp. (“PharmaFrontiers”) was acquired by Sportan in a transaction accounted for as a reverse acquisition. In October 2004, PharmaFrontiers acquired all of the outstanding stock of Opexa Pharmaceuticals, Inc. (“Opexa Pharmaceuticals”), a biopharmaceutical company that previously acquired the exclusive worldwide license from Baylor College of Medicine to an patient specific, autologous T-cell immunotherapy, Tcelna® (formerly known as Tovaxin), for the initial treatment of multiple sclerosis (MS). In June 2006, the Company changed its name to Opexa Therapeutics, Inc. from PharmaFrontiers Corp. and, in January 2007, Opexa Therapeutics, Inc., the parent, merged with its wholly owned subsidiary, Opexa Pharmaceuticals with Opexa Therapeutics, Inc. being the surviving company.

Opexa is a biopharmaceutical company developing personalized immunotherapies with the potential to treat major illnesses, including multiple sclerosis (MS) as well as other autoimmune diseases such as neuromyelitis optica (“NMO”). These therapies are based on the Company’s proprietary T-cell technology. Information related to its product candidates, Tcelna and OPX-212, is preliminary and investigative. Tcelna and OPX-212 have not been approved by the U.S. Food and Drug Administration (FDA) or other global regulatory agencies for marketing.

On October 28, 2016, the Company announced that the Abili-T trial did not meet its primary endpoint of reduction in brain volume change (atrophy), nor did it meet the secondary endpoint of reduction of the rate of sustained disease progression. Abili-T is a 183-patient, randomized, double-blind, placebo-controlled Phase IIb study that was conducted at 35 clinical trial sites in the U.S. and Canada and designed to evaluate the safety and efficacy of Tcelna (imilecleucel-T) in patients with secondary progressive MS (SPMS). Patients in the Tcelna arm of the study received two annual courses of Tcelna treatment consisting of five subcutaneous injections per year. The Company completed enrollment of the Abili-T study in May 2014 and un-blinded the results from the study in late October 2016. Previously, in September 2008, the Company completed a Phase IIb clinical study of Tcelna in the relapsing-remitting MS (RRMS) indication.

The Company operates in a highly regulated and competitive environment. The manufacturing and marketing of pharmaceutical products require approval from, and are subject to, ongoing oversight by the Food and Drug Administration, or FDA, in the United States, by the European Medicines Agency, or EMA, in the E.U. and by comparable agencies in other countries. Obtaining approval for a new therapeutic product is never certain and may take many years and may involve expenditure of substantial resources.

Going Concern. The accompanying audited consolidated financial statements for the 12 months ended December 31, 2016 have been prepared assuming that the Company will continue as a going concern, meaning the Company will continue in operation for the foreseeable future and will be able to realize assets and discharge liabilities in the ordinary course of operations. As of December 31, 2016, the Company had cash and cash equivalents of $3.4 million as well as accounts payable, short-term notes payable and accrued expenses aggregating $1.2 million. While the Company has historically recognized revenue related to certain upfront payments received from Ares Trading SA (“Merck Serono”), a wholly owned subsidiary of Merck Serono S.A., in connection with the Option and License Agreement and an amendment thereto between Merck Serono and the Company, the Company has never generated any commercial revenues, nor does it expect to generate any commercial revenues for the foreseeable future or other revenues in the near term that will result in cash receipts. Opexa continues to incur net losses, negative operating cash flows and has an accumulated deficit of $161,319,600 as of December 31, 2016.

Following the October 28, 2016 announcement that the Abili-T trial did not meet its primary or secondary endpoints, and in order to conserve cash resources while it reevaluated its programs and explored various strategic alternatives, during the fourth quarter of 2016 and first quarter of 2017 the Company implemented several reductions in workforce totaling 90% of its then 20 full-time employees. After further analysis of the data from the Abili-T trial, the Company has determined that it will not move forward with further studies of Tcelna in SPMS at this time and is conducting a review of its other research and development programs, including the preclinical program for OPX-212 in NMO, to assess the viability of continuing to pursue one or more of these programs. The Company is also exploring its strategic alternatives. The Company cannot fully predict its future cash needs until it completes this analysis. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

The Company continues to explore potential opportunities and alternatives to obtain the additional resources that will be necessary to support its ongoing operations through and beyond the next 12 months, including raising additional capital through either private or public equity or debt financing as well as using its at-the-market offering program and cutting expenses where possible. However, in light of the disappointing Abili-T study results, there can be no assurance that the Company will be able to secure additional funds or, if such funds are available, whether the terms or conditions would be acceptable to the Company.

Reverse Stock Split. On September 28, 2015, the Company effected a one-for-eight reverse stock split of its common stock (the “1:8 Reverse Stock Split”) which decreased the number of common shares issued and outstanding from approximately 54.3 million shares to approximately 6.8 million shares. The number of authorized shares of common stock and preferred stock remained the same following the 1:8 Reverse Stock Split.

Unless otherwise noted, impacted amounts included in the consolidated financial statements and notes thereto have been retroactively adjusted for the stock splits as if such stock splits occurred on the first day of the first period presented. Impacted amounts include shares of common stock issued and outstanding, shares underlying warrants and stock options, shares reserved, exercise prices of warrants and options, and loss per share. There was no impact on the amount of preferred or common stock authorized resulting from the 1:8 Reverse Stock Split.

Principles of Consolidation. The consolidated financial statements include the accounts of Opexa and its wholly owned subsidiary, Opexa Hong Kong Limited (“Opexa Hong Kong”). Opexa Hong Kong was formed in the Hong Kong Special Administrative Region during 2012 in order to facilitate potential development collaborations in the pan-Asian region. Presently, Opexa Hong Kong has not entered into any agreements and has not recognized any revenues as of December 31, 2016. All intercompany transactions and balances between Opexa and Opexa Hong Kong are eliminated in consolidation.

Use of Estimates in Financial Statement Preparation. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Certain Risks and Concentrations. Opexa is exposed to risks associated with foreign currency transactions insofar as it has used U.S. dollars to fund Opexa Hong Kong’s bank account denominated in Hong Kong dollars. As the net position of the unhedged Opexa Hong Kong bank account fluctuates, Opexa’s earnings may be negatively affected. In addition, the reported carrying value of the Company’s Hong Kong dollar-denominated assets and liabilities that remain in Opexa Hong Kong will be affected by fluctuations in the value of the U.S. dollar as compared to the Hong Kong dollar. Opexa currently does not utilize forward exchange contracts or any type of hedging instruments to hedge foreign exchange risk as Opexa believes that its overall exposure is relatively limited. As of December 31, 2016, Opexa Hong Kong reported cash and cash equivalents of $9,875 in converted U.S. dollars and does not have any reported liabilities in the consolidated balance sheets.

Revenue Recognition. Opexa recognizes revenue in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“FASB ASC”) 605, “Revenue Recognition.” ASC 605 requires that four basic criteria must be met before revenue can be recognized: (1) persuasive evidence of an arrangement exists; (2) delivery has occurred or services rendered; (3) consideration is fixed or determinable; and (4) collectability is reasonably assured.

On February 4, 2013, Opexa entered into an Option and License Agreement (the “Merck Serono Agreement”) with Merck Serono. Pursuant to the terms, Merck Serono had an option to acquire an exclusive, worldwide (excluding Japan) license of Opexa’s Tcelna® program for the treatment of MS. The option was exercisable by Merck Serono prior to or upon Opexa’s completion of its Abili-T Phase IIb clinical trial for Tcelna in patients with secondary progressive MS. Opexa received an upfront payment of $5 million for granting the option and recognized revenues from the nonrefundable, up-front option fee on a straight-line basis over the estimated option exercise period which coincided with the expected completion term of the Abili-T trial. The expected completion term for revenue recognition was December 2016.

On March 9, 2015, Opexa entered into a First Amendment of Option and License Agreement with Merck Serono to amend the Merck Serono Agreement (the “Merck Serono Amendment”). Opexa received $3 million in consideration for certain activities to be conducted in connection with preparation for operational readiness for further clinical studies of Tcelna and for providing Merck Serono with updates and analysis with respect to Opexa’s immune monitoring program that was conducted in conjunction with the Abili-T clinical trial. Opexa evaluated the Merck Serono Amendment and determined that the $3 million payment from Merck Serono had stand-alone value due to Opexa’s performance obligations thereunder. The $3 million payment was determined to be a single unit of accounting and was recognized as revenue on a straight-line basis over the period equivalent to the expected completion of the performance obligations in December 2016.

On October 28, 2016, Opexa announced that the Abili-T clinical trial designed to evaluate the efficacy and safety of Tcelna in patients with SPMS did not meet its primary or secondary endpoints. On November 23, 2016, Opexa received notice from Merck Serono that Merck Serono would not be exercising the option, and as a result of such notice, the Merck Serono Agreement automatically expired.

Cash and Cash Equivalents. For purposes of the consolidated statements of cash flows, cash equivalents include all highly liquid investments with original maturities of three months or less. The primary objectives for the fixed income investment portfolio are liquidity and safety of principal. Investments are made with the objective of achieving the highest rate of return consistent with these two objectives. Opexa’s investment policy limits investments to certain types of instruments issued by institutions primarily with investment grade credit ratings and places restrictions on maturities and concentration by type and issuer.

Supplies Inventory. Supplies inventory during 2016 and 2015 included reagents and supplies that were used to manufacture Tcelna and placebo product in Opexa’s Phase IIb clinical study. These prepaid reagents and supplies are amortized to research and development expenses in the consolidated statements of operations over the period that these supplies were used. A single custom reagent that was used primarily for the NMO program and other Pre-Phase III activities is captured as custom reagents and reported under Other Long-Term Assets due to its material cost and three-year shelf life. Upon consumption, the cost of this reagent will be amortized to research and development expense in the consolidated statement of operations.

Long-Lived Assets. Property and equipment are stated on the basis of historical cost less accumulated depreciation. Depreciation is provided using the straight-line method over the estimated useful lives of the assets. Major renewals and improvements are capitalized, while minor replacements, maintenance and repairs are charged to current operations. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets’ carrying amount.

Deferred Costs. Opexa incurs costs in connection with a debt or equity offering or in connection with the proceeds pursuant to an execution of a strategic agreement. These costs are recorded as deferred offering or deferred financing costs in the consolidated balance sheets. Such costs may consist of legal, accounting, underwriting fees and other related items incurred through the date of the debt or equity offering or the date of the execution of the strategic agreement. Costs in connection with a debt offering are amortized to interest expense over the term of the note instrument. Costs in connection with the execution of a strategic agreement in which an initial upfront payment is received are offset to the gain recognized in the consolidated statements of operations. Additional paid in capital includes costs recorded as an offset to proceeds in connection with the completion of an equity offering. Any remaining deferred offering costs that exist upon the expiration of the equity offering (or ATM program) are written off to expense.

Income Taxes. Income tax expense is based on reported earnings before income taxes. Deferred income taxes reflect the impact of temporary differences between assets and liabilities recognized for financial reporting purposes and such amounts recognized for tax purposes, and are measured by applying enacted tax rates in effect in years in which the differences are expected to reverse. A valuation allowance is recorded to reduce the net deferred tax asset to zero because it is more likely than not that the deferred tax asset will not be realized. The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained upon an examination.

Stock-Based Compensation. Opexa accounts for share-based awards issued to employees in accordance with FASB ASC 718. Accordingly, employee share-based payment compensation is measured at the grant date, based on the fair value of the award, and is recognized as an expense over the requisite service period (generally the vesting is over a 4-year period). Additionally, Opexa accounts for share-based awards to non-employees in accordance with FASB ASC 505, and such awards are expensed over the period in which the related services are rendered at their fair value.

Research and Development. Research and development expenses are expensed in the consolidated statements of operations as incurred in accordance with FASB ASC 730, Research and Development. Research and development expenses include salaries, related employee expenses, clinical trial expenses, research expenses, consulting fees, and laboratory costs. In instances in which the Company enters into agreements with third parties for research and development activities, Opexa may prepay fees for services at the initiation of the contract. Opexa records the prepayment as a prepaid asset in the consolidated balance sheets and amortizes the asset into research and development expense in the consolidated statements of operations over the period of time the contracted research and development services are performed. Other types of arrangements with third parties may be fixed fee or fee for service, and may include monthly payments or payments upon completion of milestones or deliverables. Opexa expenses the costs of licenses of patents and the prosecution of patents until the issuance of such patents and the commercialization of related products is reasonably assured. Research and development expense for the years ended December 31, 2016 and 2015 was $6,497,531 and $10,039,496, respectively.

Foreign Currency Translation and Transaction Gains and Losses. Opexa records foreign currency translation adjustments and transaction gains and losses in accordance with FASB ASC 830, Foreign Currency Matters. For the Company’s operations that have a functional currency other than the U.S. dollar, gains and losses resulting from the translation of the functional currency into U.S. dollars for financial statement presentation are not included in determining net loss, but are accumulated in the cumulative foreign currency translation adjustment account as a separate component of shareholders’ equity. Opexa Hong Kong’s functional currency is deemed to be the US Dollar; consequently, Opexa records transaction gains and losses in its consolidated statements of operations related to the recurring measurement and settlement of foreign currency denominated transactions and balances.

Net Loss Per Share. Basic and diluted net loss per share is calculated based on the net loss attributable to common shareholders divided by the weighted average number of shares outstanding for the period excluding any dilutive effects of options, warrants and unvested share awards.

Reclassifications. Certain comparative amounts from prior periods have been reclassified to conform to the current year’s presentation. These changes did not affect previously reported net loss.

Recently Issued Accounting Pronouncements. The Company has implemented all new accounting pronouncements that are in effect and that may impact its consolidated financial statements and does not believe that there are any other new pronouncements that have been issued that might have a material impact on its financial position or results of operations.